Leases - Summary of Supplemental Cash Flow Information (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Lessee Disclosure [Abstract]
Operating cash outflows for operating leases	$ 11,805
Operating lease assets obtained in exchange for lease obligations	$ 2,074